Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 35,688	$ 38,013	$ 348,834
Accounts receivable, net	9,343,791	11,433,504	13,455,551
Due from related party	792,708	716,721	1,155,429
Inventories	208,351	133,913	147,271
Prepayment	8,499,244	6,805,039	513,491
Other receivables, net	65,133	46,640	10,686,077
Total Current Assets	18,944,915	19,173,830	26,306,653
Long term investment	21,265	21,273
Property, plant and equipment, net	7,077,481	7,194,262	6,266,743
Right of use assets	1,279,404	1,284,319	1,413,598
Operating lease right of use asset, net	196,482	224,463
Intangible assets, net	12,788	12,831	16,198
Goodwill	692,852	695,175	709,705
Other assets and deposits	31,520	31,496	20,955
Deferred tax asset	263,501	262,798	454,848
Total Assets	28,520,208	28,900,447	35,188,700
Current Liabilities:
Current portion of long-term debt	1,170,803	1,174,756	4,571,452
Accounts payable and accrued payables	7,829,900	8,291,572	10,025,369
Advances from customers	501,827	501,720	297,003
Operating lease liabilities - current	54,874	67,484
Income tax payable	544,931	543,477	529,416
Other payables	2,674,289	3,029,672	5,584,607
Due to related party	160,659	161,429	153,370
Total Current Liabilities	12,937,283	13,770,110	21,161,217
Long-term loans	18,134	283,860	1,425,475
Operating lease liabilities - noncurrent	134,687	138,620
Deferred tax liabilities			605
Total Liabilities	13,090,104	14,192,590	22,587,297
Stockholders’ Equity:
Series A Preferred Stock，$0.0001 par value, 30,000,000 shares authorized, 19,000,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021.	1,900	1,900	1,900
Common stock, $0.0001 par value, 500,000,000 shares authorized, 38,502,954 shares issued and outstanding as of March 31, 2022 and December 31, 2021.	3,850	3,850	3,850
Additional paid in capital	19,933,793	19,933,793	19,933,793
Accumulated deficit	(6,518,466)	(6,876,227)	(8,596,332)
Accumulated other comprehensive loss	1,863,829	1,500,727	1,128,351
Stockholders’ Equity (Deficit) - Muliang Viagoo Technology Inc. and Subsidiaries	15,284,906	14,564,043	12,471,562
Noncontrolling interest	145,198	143,814	129,841
Total Stockholders’ Equity (Deficit)	15,430,104	14,707,857	12,601,403
Total Liabilities and Stockholders’ Equity	$ 28,520,208	$ 28,900,447	$ 35,188,700